Leases (Details) - Schedule of Minimum Lease Payments $ in Thousands	Mar. 31, 2024 USD ($)
Schedule of Minimum Lease Payments [Abstract]
2025	$ 3,390
2026	3,104
2027	78
2028	78
2029	65
Less: unearned discount	(712)
Total	6,003
Less: Current portion lease liability	(2,886)
Total	$ 3,117